Plan termination	12 Months Ended
Dec. 31, 2025
EBP 001
Plan Termination [Line Items]
Plan termination	Plan termination
Although the Employer has not expressed any intent to do so, the Employer has the right under the Plan to discontinue its contributions at any time. The Employer also has the right at any time, by action of its board of directors, to terminate the Plan, subject to provisions of ERISA. Upon Plan termination or partial termination, participants will become fully vested in their accounts.